Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Risk management (Tables) [Abstract]
The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default

The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default.

Thousand of reais	2018	2017	2016

By maturity
Less than 1 Year	186,373,511	174,247,968	161,664,232
Between 1 and 5 years	99,309,551	82,513,030	79,356,369
More than 5 years	36,250,128	31,068,215	27,416,955
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556

By internal classification of risk
Low	240,440,294	226,098,497	207,889,639
Medium-low	50,485,682	33,635,378	32,104,168
Medium	11,967,262	10,423,293	10,940,879
Medium-High	7,722,198	8,215,024	6,976,969
High	11,317,754	9,457,021	10,525,901
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556

Portfolios for which reference external information represent significant data to measure the expected credit losses

To the portfolios which the Bank presents limited historic data, reference external information are used to complement internal available data. The portfolios for which reference external information represent significant data to measure the expected credit losses are present below.

			2018

		Probability of default	Default loss
	Exposure

Commercial and industrial	146,293,616	8%	42%
Real Estate Credit - construction	36,515,352	4%	12%
Individual loans	137,287,593	8%	64%
Leasing	1,836,629	5%	32%

Main indicators of credit

Below is a table showing the evolution of the main credit indicators.

	2018	2017	2016

Credit risk exposure - customers (Thousand of Reais)	364,193,664	330,474,249	301,702,586
Loans and advances to customers, gross (note 9)	321,933,190	287,829,213	268,437,556
Contingent Liabilities - Guarantees and other sureties (note 44.a)	42,260,474	42,645,036	33,265,030
Non-performing loans ratio (%) - unaudited	6.98%	6.65%	7.04%
Impairment coverage ratio (%) - unaudited	102.42%	95.39%	96.31%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	22,969,315	18,261,638	18,191,126
Cost of credit (% of risk) - unaudited	3.90%	3.98%	4.52%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

Relationships between macroeconomic variables and credit risks and credit losses

The Bank identified and documented the main determinants of credit risk and credit losses for each portfolio of financial instruments and, using a historical data analysis, estimated the relationships between macroeconomic variables and credit risks and credit losses.

2018

Unemployment rates	11.4%
Interest Rates	6.5%
increase in GDP	1.8%

Position of accounts subject to interest rate risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2018, 2017 and 2016. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of Marketplace. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2018
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	8,193	6,155	12,013	67,606	25,964	119,931
Debt instruments	5,359	5,192	8,294	58,363	23,460	100,668
Equity instruments	807	-	-	-	-	807
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other Financial Assets At Fair Value Through Profit Or Loss	677	9,091	368	16,702	3,577	30,415
Debt instruments	379	9,091	368	16,702	3,577	30,117
Equity instruments	298	-	-	-	-	298
Non-Current Assets Held For Sale	24	521	89	3,603	3,826	8,063
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Loans and Receivables	27,387	101,441	35,900	85,318	60,966	311,012
Total	106,384	117,208	48,370	173,229	94,333	539,524

Interest-bearing liabilities:

Deposits from credit institutions	200,818	47,172	65,606	71,413	5,343	390,352
Subordinated debts	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,353	20,875	14,612	30,138	9,715	88,693
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	257,572	69,417	83,475	111,224	28,067	549,755

					2017
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,541	1,779	6,556	29,968	10,194	54,038
Debt instruments	653	890	5,739	16,709	8,148	32,139
Equity instruments	490	-	-	-	-	490
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	2,032	1,272	17,092	46,502	23,711	90,609
Debt instruments	925	1,272	17,092	46,502	23,711	89,503
Equity instruments	1,107	-	-	-	-	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	72	13	50	479	1,008	1,622
Debt instruments	38	13	50	479	1,008	1,589
Equity instruments	33	-	-	-	-	33
Non-Current Assets Held For Sale	80	168	222	3,082	7,040	10,593
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	22,033	81,275	34,430	86,645	71,453	295,835
Total	88,809	84,507	58,351	166,677	113,406	511,750

Interest-bearing liabilities:

Deposits from credit institutions	150,719	46,254	62,605	69,778	5,119	334,474
Subordinated debts	-	789	257	7,784	-	8,829
Marketable debt securities	4,436	36,208	12,313	15,544	847	69,348
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,304	83,909	75,679	105,349	8,251	465,492

					2016
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	26,960	5,242	4,593	31,938	14,917	83,650
Debt instruments	20,232	2,370	2,711	23,479	10,335	59,127
Equity instruments	397	-	-	-	-	397
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	2,939	1,350	1,761	42,683	11,046	59,779
Debt instruments	954	1,350	1,761	42,683	11,046	57,794
Equity instruments	1,985	-	-	-	-	1,985
Other Financial Assets At Fair Value Through Profit Or Loss	80	14	50	486	981	1,611
Debt instruments	38	14	50	486	981	1,569
Equity instruments	42	-	-	-	-	42
Non-Current Assets Held For Sale	79	168	220	2,920	6,549	9,936
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	16,435	99,924	32,590	79,467	68,120	296,536
Total	105,087	106,698	39,214	157,494	101,613	510,106

Interest-bearing liabilities:

Deposits from credit institutions	135,457	49,973	46,686	69,605	4,987	306,708
Subordinated debts	-	268	255	8,260	-	8,783
Marketable debt securities	6,214	40,229	33,336	23,647	495	103,921
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,268	91,778	81,545	108,635	9,649	470,875

Position of accounts subject to currency risk

Currency Risk

			2018
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	348,797	-	-	348,797
Loans and advances to customers	4,505	155	-	4,660
Investments in Foreign Subsidiaries and Dependence	45,345	3,390	-	48,735
Derivatives	231,240	18,163	2,490	251,893
Others	23,619	1,974	42	25,635
Total	653,506	23,682	2,532	679,720

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	390,418	462	145	391,025
Derivatives	262,396	24,809	2,391	289,596
Others	1,007	-	-	1,007
Total	653,821	25,271	2,536	681,628

			2017
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	54,380	11,684	10,377	76,442
Loans and advances to customers	3,818	321	-	4,139
Investments in Foreign Subsidiaries and Dependence	36,613	3,010	-	39,623
Derivatives	262,092	45,317	9,640	317,049
Others	46,200	13,028	6,237	65,465
Total	403,102	73,361	26,254	502,717

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	32,962	3,047	17	36,025
Derivatives	277,358	54,633	9,294	341,284
Others	93,821	15,975	17,068	126,864
Total	404,140	73,654	26,378	504,173

			2016
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	4,839	-	-	4,839
Loans and advances to customers	3,485	-	-	3,485
Investments in Foreign Subsidiaries and Dependence	34,337	2,662	-	36,999
Derivatives	166,626	24,173	11,241	202,040
Others	25,273	1,020	-	26,293
Total	234,560	27,855	11,241	273,656

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	32,255	640	-	32,895
Derivatives	183,277	27,973	11,426	222,676
Others	19,198	-	104	19,302
Total	234,730	28,613	11,530	274,873

Customers Funding

The Bank has different funding sources, both in products and mix of clients, with a healthy distribution between the segments. The total of clients resources is currently in R$ 395 billion and presented an increase comparing with 2017 amount, highlighting the increasing of time deposit funding and the keeping of financial letters inventory.

					In millions of Reais
Customers Funding	2018			2017
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	18,854	18,854	100%	15,252	15,252	100%
Savings accounts	46,068	46,068	100%	40,570	40,570	100%
Time deposits	49,771	190,971	26%	39,549	170,570	23%
Interbank deposit	863	4,118	21%	622	3,244	19%
Funds from acceptances and issuance of securities	3,681	70,110	5%	4,436	69,348	6%
Borrowings and Onlendings	5,181	45,936	11%	5,606	48,304	12%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	19,666	50%	-	8,829	0%
Total	134,275	395,723	34%	106,035	356,117	30%

					In millions of Reais
Customers Funding				2016
				0 a 30 days	Total	%
Demand deposits				15,794	15,794	100%
Savings accounts				35,901	35,901	100%
Time deposits				24,452	150,686	16%
Interbank deposit				944	2,379	40%
Funds from acceptances and issuance of securities				6,304	105,120	6%
Borrowings and Onlendings				4,114	46,124	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				-	8,784	0%
Total				87,509	364,788	23%

Non-Discounted Future Flows Except Derivatives

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2018
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	7,388	6,199	12,162	80,590	52,584	158,923
Debt instruments	5,361	5,236	8,443	71,347	50,080	140,467
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other Financial Assets At Fair Value Through Profit Or Loss	379	9,230	379	18,666	6,037	34,691
Debt instruments	379	9,230	379	18,666	6,037	34,691
Non-Current Assets Held For Sale	24	558	126	3,904	5,119	9,731
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Loans and Receivables	29,234	111,216	45,564	116,107	85,637	387,758
Total	107,128	127,203	58,231	219,267	149,377	661,206

Interest-bearing liabilities:

Deposits from credit institutions	198,259	46,926	67,142	79,161	8,819	400,307
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,395	21,343	15,290	33,627	9,717	93,372
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	255,055	69,639	85,689	122,461	31,545	564,389

					2017
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,051	1,788	6,737	32,841	18,848	65,265
Debt instruments	654	899	5,919	19,582	16,801	43,856
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	925	1,283	12,695	56,167	50,329	121,399
Debt instruments	925	1,283	12,695	56,167	50,329	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	38	13	51	543	1,994	2,640
Debt instruments	38	13	51	543	1,994	2,640
Non-Current Assets Held For Sale	81	169	227	3,370	9,573	13,419
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	74,887	93,587	45,397	117,084	84,560	415,515
Total	140,034	96,840	65,107	210,005	165,304	677,290

Interest-bearing liabilities:

Deposits from credit institutions	150,979	50,936	66,571	84,274	8,191	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	807	257	7,784	-	8,848
Marketable debt securities	4,445	36,855	12,904	18,421	866	73,491
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,573	89,257	80,236	122,722	11,342	496,130

					2016
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	27,093	5,262	4,749	36,135	25,573	98,812
Debt instruments	20,762	2,390	2,867	27,676	20,991	74,686
Trading derivatives	6,331	2,872	1,882	8,459	4,582	24,126
Available-For-Sale Financial Assets	1,492	1,373	1,819	55,056	29,854	89,594
Debt instruments	1,492	1,373	1,819	55,056	29,854	89,594
Other Financial Assets At Fair Value Through Profit Or Loss	38	14	52	586	1,824	2,514
Debt instruments	38	14	52	586	1,824	2,514
Non-Current Assets Held For Sale	79	170	227	3,307	9,979	13,762
Reserves from Brazilian Central Bank	58,594	-	-	-	-	58,594
Loans and Receivables	18,151	112,337	42,763	106,518	82,770	362,539
Total	105,447	119,156	49,610	201,602	150,000	625,815

Interest-bearing liabilities:

Deposits from credit institutions	135,725	51,098	50,024	86,535	7,444	330,826
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	347	330	10,633	-	11,310
Marketable debt securities	6,234	41,431	35,390	27,344	521	110,920
Trading derivatives	6,046	1,308	1,268	7,123	4,167	19,912
Short positions	31,551	-	-	-	-	31,551
Total	179,556	94,184	87,012	131,635	12,132	504,519

Sensibilities

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2018 and 2017, reaching a maximum of R$292 million in January 2018. The sensitivity value decreased R$205 million during 2018, reaching a maximum of R$1,981 million in January. The main factors that occurred in 2017 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio's decayment  update of implicit methodology on cash flow of the Bank's products and liquidity.

Million of Reais
	2018	2017	2016
Sensibilities
Net Interest Margin	200	378	385
Market Value of Equity	1,861	2,066	1,680
Value at Risk - Balance
VaR	1,744	1,380	804

Trading portfolio

Trading portfolio

		2018
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(752)	(11,854)	(23,708)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(1,091)	(15,747)	(31,494)
Inflation	Exposures subject to change in coupon rates of price indexes	(4,344)	(45,686)	(91,371)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(2,229)	(60,518)	(121,036)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(5,030)	(5,349)	(10,697)
Foreign currency	Exposures subject to foreign exchange	(10,926)	(273,156)	(546,313)
Eurobond/Treasury/Global	Exposures subject to changes in interest rate negotiated roles in international market	(328)	(2,138)	(4,277)
Shares and Indexes	Exposures subject to change in shares price	(3,028)	(75,711)	(151,422)
Commodities	Exposures subject to change in commodities' prices	(2)	(42)	(84)
Total (1)		(27,730)	(490,201)	(980,402)

Portfolio Banking

Portfolio Banking

		2018
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(48,019)	(821,285)	(1,636,606)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(22,042)	(364,231)	(551,674)
Inflation	Exposures subject to change in coupon rates of price indexes	(37,400)	(475,444)	(948,607)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(2,721)	(43,693)	(71,662)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(4,241)	(63,970)	(128,421)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(3,692)	(80,702)	(141,043)
Foreign Currency	Exposures subject to Foreign Exchange	(2,513)	(62,821)	(125,642)
Total (1)		(120,628)	(1,912,146)	(3,603,655)

Risk Type

The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and materials assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2018	2017	2016
Risk Type	New Methodology	New Methodology	New Methodology
Credit	72%	70%	62%
Market	2%	4%	5%
ALM	8%	4%	9%
Business	6%	8%	8%
Operational	5%	6%	6%
Fixed Assets	1%	2%	2%
Intangible Assets	0%	1%	1%
Pension Funds	1%	1%	1%
Deferred Tax Assets	5%	4%	6%
TOTAL	100%	100%	100%

conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2018	2017	2016

Shareholders' equity attributed under to the Parent Brazilian GAAP		65,233,743	59,499,954	57,771,524
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	8,344	18,301	643
Reclassification of available-for-sale financial instruments	j	-	34,818	23,180
Reclassification of fair value through other comprehensive income	k	72,980	-	-
Impairment of loans and receivables	a	-	(71,091)	124,787
Impairment of financial assets measured at amortized cost	a	(1,483,043)	-	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		26,274	-	-
Category transfers - IAS 39	b	-	351,132	608,897
Category transfers - IFRS 9	b	(619)	-	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	851,629	664,204	297,720
Reversal of goodwill amortization	d	26,764,529	26,592,852	25,122,573
Realization on purchase price adjustments	e	631,120	702,436	778,882
Recognition of fair value in the partial sale in subsidiaries	f	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,323,994)	(1,287,240)	(1,017,000)
Goodwill acquisition Santander Services (Santusa)	h	(269,158)	(298,978)	-
Tax Credit with realization over 10 years		322,539	62,539	-
Others		56,479	269,728	263,797
Shareholders' equity attributed to the parent under IFRS		91,002,875	86,650,707	84,087,055
Non-controlling interest under IFRS		592,585	436,894	725,504
Shareholders' equity (including non-controlling interest) under IFRS		91,595,460	87,087,601	84,812,559

Thousand of Reais	Note	2018	2017	2016

Net income attributed to the Parent under Brazilian GAAP		12,166,145	7,996,577	5,532,962
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	(11,974)	18,775	7,960
Reclassification of available-for-sale financial instruments	j	-	(46,160)	(39,234)
Reclassification of fair value through other comprehensive income	k	28,419	-	-
Impairment on loans and receivables	a	-	(195,878)	(8,091)
Impairment of financial assets measured at amortized cost	a	140,557	-	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		(5,360)	-	-
Category transfers - IAS 39	b	-	(219,829)	(45,314)
Category transfers - IFRS 9	b	(16,195)	-	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	187,425	366,484	148,450
Reversal of goodwill amortization	d	171,677	1,470,279	1,755,750
Realization on purchase price adjustments	e	(71,316)	(76,446)	(76,247)
Option to Acquire Own Equity Instrument	g	(143,194)	(270,240)	-
Goodwill acquisition Santander Services (Santusa)	h	29,820	-	-
Others		(153,527)	(182,037)	58,327
Net income attributed to the parent under IFRS		12,322,477	8,861,525	7,334,563
Non-controlling interest under IFRS		217,441	213,984	130,355
Net income (including non-controlling interest) under IFRS		12,539,918	9,075,509	7,464,918

Bank's consolidated financial statements prepared in accordance with IFRS

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2018		2017			2016
Thousand of Reais
Interest and similar income	70,478,393		71,418,349			77,146,077
Net fee and commission income	14,132,159		12,721,868			10,977,596
Impairment losses on financial assets (net)	(12,713,435)		(12,338,300)			(13,301,445)
Other income and expense	(6,861,406)		(3,043,565)			(751,727)
Interest expense and similar charges	(28,557,051)		(36,471,860)			(46,559,584)
Third-party input	(7,219,152)		(6,728,881)			(5,804,939)
Materials, energy and others	(544,237)		(495,913)			(510,961)
Third-party services	(5,572,127)		(5,107,077)			(4,589,468)
Impairment of assets	(508,310)		(456,711)			(114,321)
Other	(594,478)		(669,180)			(590,189)
Gross added value	29,259,508		25,557,611			21,705,978
Retention
Depreciation and amortization	(1,739,959)		(1,662,247)			(1,482,639)
Added value produced	27,519,549		23,895,364			20,223,339
Added value received from transfer
Investments in affiliates and subsidiaries	65,958		71,551			47,537
Added value to distribute	27,585,507		23,966,915			20,270,876
Added value distribution
Employee	8,185,896	29.7%	7,908,746	33.0%		7,378,374	36.4%
Compensation	5,863,584		5,795,579			5,455,374
Benefits	1,534,560		1,421,910			1,397,711
Government severance indemnity funds for employees - FGTS	448,699		413,871			352,939
Other	339,053		277,386			172,350
Taxes	5,813,381	21.1%	6,131,544	25.6%		4,659,989	23.0%
Federal	4,864,176		5,481,969			4,101,629
State	224		1,260			717
Municipal	948,981		648,315			557,643
Compensation of third-party capital - rental	786,312	2.9%	788,577	3.3%		767,595	3.8%
Remuneration of interest on capital	12,799,918	46.4%	9,138,048	38.1%		7,464,918	36.8%
Dividends and interest on capital	6,600,000		6,300,000			4,550,000
Profit Reinvestment	5,982,477		2,624,064			2,784,563
Profit (loss) attributable to non-controlling interests	217,441		213,984			130,355
Total	27,585,507	100.0%	23,966,915	100.0%	-	20,270,876	100.0%